Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ 15,227	$ (24,888)	$ 8,154
Tax charge (credit) on profit or loss	$ 6,740	$ (4,159)	$ 3,964
Effective tax rate	44.00%	17.00%	49.00%
Tax rate computed at the weighted average statutory rate	54.00%	31.00%	52.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesb c	(0.03)	0	(0.04)
Adjustments in respect of prior years	(9.00%)	(6.00%)	(2.00%)
Deferred tax not recognized	0.08	(0.03)	(0.02)
Tax incentives for investment	(0.01)	0.01	(0.03)
Tax rate effect of disposals	(0.04)	0	0.01
Items not deductible for tax purposes	1.00%	(3.00%)	4.00%
Other	(2.00%)	(3.00%)	3.00%